Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.2%
634	iShares Core MSCI EAFE ETF	$47,075	1.0
428	iShares Russell 2000 ETF	93,625	2.0
890	Vanguard S&P 500 ETF	351,016	7.4
1,311	Vanguard Value ETF	177,470	3.8

	Total Exchange-Traded Funds
	(Cost $610,832)	669,186	14.2

MUTUAL FUNDS: 85.8%
	Affiliated Investment Companies: 85.8%
741	Voya Large-Cap Growth Fund - Class R6	46,738	1.0
19,742	Voya Multi-Manager Emerging Markets Equity Fund - Class I	286,061	6.1
62,199	Voya Multi-Manager International Equity Fund - Class I	859,587	18.2
24,696	Voya Multi-Manager International Factors Fund - Class I	271,406	5.7
14,432	Voya Multi-Manager Mid Cap Value Fund - Class I	165,101	3.5
40,186	Voya U.S. Stock Index Portfolio - Class I	800,098	17.0
16,494	VY® Columbia Contrarian Core Portfolio - Class I	353,134	7.5
12,996	VY® Invesco Comstock Portfolio - Class I	259,924	5.5
4,654	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	94,113	2.0
11,385	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	357,474	7.6
11,465	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	163,837	3.5
3,390	VY® T. Rowe Price Growth Equity Portfolio - Class I	385,183	8.2

	Total Mutual Funds
	(Cost $3,876,917)	4,042,656	85.8

Total Investments in Securities (Cost $4,487,749)	$4,711,842	100.0
Assets in Excess of Other Liabilities	1,821	0.0
Net Assets	$4,713,663	100.0

(1)	Non-income producing security.

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$669,186	$–	$–	$669,186
Mutual Funds	4,042,656	–	–	4,042,656
Total Investments, at fair value	$4,711,842	$–	$–	$4,711,842

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Large-Cap Growth Fund - Class R6	$61,313	$28,911	$(45,956)	$2,470	$46,738	$-	$7,467	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	231,894	209,369	(130,055)	(25,147)	286,061	-	23,287	-
Voya Multi-Manager International Equity Fund - Class I	504,406	429,577	(73,059)	(1,337)	859,587	-	17,429	-
Voya Multi-Manager International Factors Fund - Class I	289,331	126,437	(140,280)	(4,082)	271,406	-	26,463	-
Voya Multi-Manager Mid Cap Value Fund - Class I	76,424	86,936	(9,247)	10,988	165,101	-	2,468	-
Voya U.S. Stock Index Portfolio - Class I	455,180	520,619	(156,566)	(19,135)	800,098	-	35,847	59,100
VY® Columbia Contrarian Core Portfolio - Class I	227,183	160,288	(27,050)	(7,287)	353,134	1,930	6,430	34,230
VY® Invesco Comstock Portfolio - Class I	123,095	186,810	(59,862)	9,881	259,924	789	20,624	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	94,314	78,584	(63,630)	(15,155)	94,113	316	23,695	4,002
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	223,979	166,897	(25,292)	(8,110)	357,474	231	3,774	35,224
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	77,355	112,712	(10,739)	(15,491)	163,837	10	1,597	22,650
VY® T. Rowe Price Growth Equity Portfolio - Class I	188,828	230,719	(27,385)	(6,979)	385,183	-	6,493	28,608
	$2,553,302	$2,337,859	$(769,121)	$(79,384)	$4,042,656	$3,276	$175,574	$183,814

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,488,841.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$239,331
Gross Unrealized Depreciation	(16,330)

Net Unrealized Appreciation	$223,001